OTHER NON-FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER NON-FINANCIAL LIABILITIES
Dividends payable, Current	$ 140,474,025	$ 32,081,207
Others, Current	1,629,557	10,291,953
Total, Current	142,103,582	42,373,160
Others, Non-Current	2,252,985	2,506,795
Total, Non-Current	$ 2,252,985	$ 2,506,795